Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Short-term benefits	₩ 112,688	₩ 90,916	₩ 111,278
Long-term benefits	8,632	17,905	19,513
Retirement benefits	20,422	17,870	21,850
Compensation to key management	₩ 141,742	₩ 126,691	₩ 152,641